Document and Entity Information	Jun. 30, 2023
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000806085
Document Type	8-K
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	LEHMAN BROTHERS HOLDINGS INC. PLAN TRUST
Entity Incorporation State Country Code	DE
Entity File Number	1-9466
Entity Tax Identification Number	30-6315144
Entity Address, Address Line One	110 East 42nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	285-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false